BUSINESS COMBINATIONS - Consideration Transferred for Clarice Acquisition (Details) - USD ($) $ in Thousands	May 14, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 19,149	$ 16,584	$ 10,569
Other current financial liabilities		10,664	12,602
Other non-current financial liabilities		18,574	19,224
Clarice
Disclosure of detailed information about business combination [line items]
Down payment	$ 9,324
Installment payment	2,483
Contingent consideration	8,377
Total consideration paid net of cash and cash equivalents acquired	$ 20,184
Other current financial liabilities		3,119	4,446
Other non-current financial liabilities		$ 4,497	$ 2,408